Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Profit / (loss) before tax		€ (115)	€ 82	€ (728)
Taxes paid during the year		(35)	(168)	(442)
Interest expense on borrowings		178	104	86
Interest income		(136)	(127)	(51)
Depreciation, amortisation and impairment		1,121	929	4,368
Amortisation of client upfront payments		(25)	(45)	(45)
Other non-cash items in the consolidated income statement		(5)		173
Consolidated operating profit adjusted for non-cash items and tax payments and before working capital changes		983	775	3,361
Changes in working capital
(Increase) in inventories		21		(26)
Decrease in trade and other receivables		53	38	13
Decrease/(increase) in prepayments		(12)	7	(2)
Increase/(decrease) in trade and other payables		(116)	205	(4)
(Decrease)/increase in upfront payments		(21)	(19)	137
Changes in working capital		(75)	231	118
Net cash generated by operating activities		908	1,006	3,479
Cash flow from investing activities
Payments for acquisition of subsidiary, net of cash acquired		(1,454)
Payments for purchases of intangible assets		(26)	(23)	(22)
Payments for purchases of tangible assets		(522)	(280)	(383)
Proceeds from sale of tangible assets		3
Interest received		123	158	45
Insurance claim received		164
Proceeds from sale of business		12
Other investing activities		35	(14)	(10)
Net cash absorbed by investing activities		(1,665)	(159)	(370)
Cash flow from financing activities
Proceeds from borrowings		2,159	1,034
Repayment of borrowings		(2,906)	(717)	(706)
Partial redemption of perpetual bond		(59)	(35)
Transaction costs in respect of undrawn facilities		(10)	(22)
Coupon paid on perpetual bond		(16)	(49)	(49)
Dividends paid on ordinary shares	[1]	(207)	(320)	(220)
Interest paid on borrowings		(264)	(110)	(109)
Payments for acquisition of treasury shares			(128)	(22)
Proceeds from treasury shares sold and exercise of stock options		2		1
Lease payments		(60)	(26)	(22)
Payment in respect of changes in ownership interest in subsidiaries			(2)	1
Net cash absorbed by financing activities		(1,361)	(375)	(1,126)
Net foreign exchange movements		(328)	142	(123)
Net increase / (decrease) in cash		(2,446)	614	1,860
Cash and cash equivalents at start of the year		3,521	2,907	1,047
Cash and cash equivalents at end of the year		€ 1,075	€ 3,521	€ 2,907

[1]	Dividends are presented net of dividends received on treasury shares of EUR 17 million (2024: EUR 15 million, 2023: EUR 3 million)